Trade and Other Receivables and Assets (Schedule of Trade and Other Receivables and Assets) (Details) - EUR (€) € in Thousands		Dec. 31, 2019	Dec. 31, 2018
Other receivables
Government authorities		€ 781	€ 2,706
Income receivable		1,075	3,830
Interest receivable		38	6
Current tax			195
Current Maturities of loan to an equity accounted investee			415
Trade receivable		805	156
Inventory		284
Derivatives (refer to Note 21)		94
Forward contracts closed	[1]		529
Loan to others	[2]		3,500
Prepaid expenses and other		1,805	1,286
Total Current Assets and other receivables		4,882	12,623
Long term receivables
Advance tax payment			996
Prepaid expenses associated with long term loans		12,218
Annual rent deposits		30	27
Other		1	432
Total Non current Assets and Long term receivables		€ 12,249	€ 1,455

[1]	The Company closed euro/USD forward contracts with an accumulated profit of approximately 529 thousand euros (approximately $606 thousand) and received between January and March 2019 an amount of 531 thousand euros.
[2]	In November 2018, Talasol provided an amount of 3,500 thousand euros to METKA EGN Limited, the EPC contractor of the Talasol Project, for the purpose of securing or executing main supply contracts for the execution of the EPC agreement with Metka. The amount was repaid in May 2019.